Small Company Growth Portfolio
Schedule of Investments (unaudited)
As of March 31, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.1%)
Communication Services (4.8%)
*	Ziff Davis Inc.	320,806	20,224
*	Cargurus Inc.	806,210	18,607
*	IAC Inc.	205,008	10,935
*	ZipRecruiter Inc. Class A	725,402	8,335
	Iridium Communications Inc.	240,753	6,298
*	Yelp Inc.	80,912	3,188
	Playtika Holding Corp.	315,333	2,223
*	TripAdvisor Inc.	62,709	1,743
*	Vimeo Inc.	276,760	1,132
*	Mediaalpha Inc. Class A	30,119	613
*	ZoomInfo Technologies Inc.	34,876	559
*	Bandwidth Inc. Class A	27,119	495
*	Madison Square Garden Entertainment Corp.	10,113	397
*	DHI Group Inc.	116,046	296
*	Integral Ad Science Holding Corp.	26,928	268
*	Grindr Inc.	14,980	152
			75,465
Consumer Discretionary (10.5%)
	Churchill Downs Inc.	149,241	18,469
*	Skechers USA Inc. Class A	162,917	9,980
*	Fox Factory Holding Corp.	119,279	6,211
*	Sportradar Group AG Class A	531,910	6,191
*	Deckers Outdoor Corp.	6,342	5,969
	Wingstop Inc.	14,432	5,288
*	Sally Beauty Holdings Inc.	424,276	5,270
	Pool Corp.	12,947	5,224
*	National Vision Holdings Inc.	232,422	5,150
	Murphy USA Inc.	12,036	5,045
	Toll Brothers Inc.	37,497	4,851
*	Abercrombie & Fitch Co. Class A	38,335	4,805
*	Green Brick Partners Inc.	74,551	4,490
	Texas Roadhouse Inc.	27,499	4,248
	Travel & Leisure Co.	77,981	3,818
*	frontdoor Inc.	114,710	3,737
*	Grand Canyon Education Inc.	26,055	3,549
*	Everi Holdings Inc.	284,920	2,863
	Perdoceo Education Corp.	158,802	2,789
	Wynn Resorts Ltd.	26,118	2,670
*	Duolingo Inc.	11,640	2,568
	Buckle Inc.	62,557	2,519
*	MasterCraft Boat Holdings Inc.	97,029	2,302
	Build-A-Bear Workshop Inc.	76,113	2,274

		Shares	Market Value ($000)
*	Floor & Decor Holdings Inc. Class A	16,959	2,198
*	Urban Outfitters Inc.	49,782	2,162
	Williams-Sonoma Inc.	6,483	2,059
*	Wayfair Inc. Class A	28,767	1,953
*	Norwegian Cruise Line Holdings Ltd.	87,046	1,822
*	Shake Shack Inc. Class A	17,313	1,801
*	Visteon Corp.	15,165	1,784
*	Dave & Buster's Entertainment Inc.	26,975	1,689
*	Brinker International Inc.	32,565	1,618
*	Carvana Co.	18,054	1,587
*	Hanesbrands Inc.	267,096	1,549
	Tapestry Inc.	31,487	1,495
	Academy Sports & Outdoors Inc.	21,353	1,442
*	Chegg Inc.	167,329	1,267
*	Warby Parker Inc. Class A	91,638	1,247
*	Taylor Morrison Home Corp.	18,673	1,161
*	Crocs Inc.	7,114	1,023
*	United Parks & Resorts Inc.	18,089	1,017
*	Stride Inc.	15,737	992
*	Inspired Entertainment Inc.	99,435	980
	Upbound Group Inc.	26,653	938
	Boyd Gaming Corp.	13,330	897
*	Coursera Inc.	59,057	828
	Monarch Casino & Resort Inc.	10,131	760
*	Sonos Inc.	39,241	748
	PulteGroup Inc.	6,047	729
*	PlayAGS Inc.	79,497	714
*	Valvoline Inc.	15,701	700
	Dine Brands Global Inc.	14,884	692
*	Hovnanian Enterprises Inc. Class A	4,183	656
	International Game Technology plc	26,796	605
*	CarParts.com Inc.	348,183	564
	American Eagle Outfitters Inc.	21,670	559
	Standard Motor Products Inc.	13,776	462
*	Accel Entertainment Inc.	38,333	452
*	Tri Pointe Homes Inc.	11,128	430
*	Dorman Products Inc.	3,174	306
	Wolverine World Wide Inc.	24,469	274
*	Stitch Fix Inc. Class A	75,827	200
	Carriage Services Inc.	5,587	151
*	Stoneridge Inc.	6,110	113
*	Destination XL Group Inc.	30,015	108
*	Solo Brands Inc. Class A	47,142	102
			163,114
Consumer Staples (2.2%)
	Coca-Cola Consolidated Inc.	6,223	5,267
*	BJ's Wholesale Club Holdings Inc.	68,618	5,191
	PriceSmart Inc.	54,010	4,537
	Turning Point Brands Inc.	117,539	3,444
*	Simply Good Foods Co.	71,643	2,438
*	BellRing Brands Inc.	39,670	2,342
	Dole plc	187,522	2,237
*	Performance Food Group Co.	23,735	1,772
*	e.l.f. Beauty Inc.	8,918	1,748
*	Celsius Holdings Inc.	18,029	1,495
*	USANA Health Sciences Inc.	25,161	1,220
	Energizer Holdings Inc.	34,579	1,018
*	Vital Farms Inc.	37,500	872

		Shares	Market Value ($000)
	Oil-Dri Corp. of America	5,499	410
	Inter Parfums Inc.	2,457	345
	John B Sanfilippo & Son Inc.	1,426	151
			34,487
Energy (2.6%)
	Viper Energy Inc.	258,973	9,960
	APA Corp.	201,543	6,929
	Diamondback Energy Inc.	21,745	4,309
*	Weatherford International plc	30,155	3,481
	Dorian LPG Ltd.	77,439	2,978
*	Par Pacific Holdings Inc.	71,007	2,632
*	Oceaneering International Inc.	76,515	1,790
*	DMC Global Inc.	50,230	979
*	US Silica Holdings Inc.	77,708	964
	SM Energy Co.	16,814	838
	Delek US Holdings Inc.	26,988	830
*	REX American Resources Corp.	13,275	779
	Murphy Oil Corp.	14,644	669
	CONSOL Energy Inc.	7,868	659
	PBF Energy Inc. Class A	11,210	645
	Liberty Energy Inc.	28,903	599
	Excelerate Energy Inc. Class A	30,180	484
	Permian resources Corp.	17,551	310
	Solaris Oilfield Infrastructure Inc. Class A	31,801	276
			40,111
Financials (7.7%)
*	Euronet Worldwide Inc.	205,780	22,621
	LPL Financial Holdings Inc.	53,291	14,079
	WisdomTree Inc.	1,051,570	9,664
	Equitable Holdings Inc.	244,730	9,302
*	Remitly Global Inc.	353,667	7,335
*	NMI Holdings Inc. Class A	132,529	4,286
	Virtus Investment Partners Inc.	15,743	3,904
	Lincoln National Corp.	112,687	3,598
	Victory Capital Holdings Inc. Class A	79,538	3,375
	SLM Corp.	151,352	3,298
	Everest Group Ltd.	8,218	3,267
*	Marqeta Inc. Class A	522,292	3,113
	Fidelis Insurance Holdings Ltd.	148,865	2,900
	FactSet Research Systems Inc.	5,639	2,562
*	Skyward Specialty Insurance Group Inc.	62,250	2,329
*	Palomar Holdings Inc.	27,557	2,310
	Bank of NT Butterfield & Son Ltd.	71,100	2,274
*	StoneCo. Ltd. Class A	132,583	2,202
	MarketAxess Holdings Inc.	9,838	2,157
*	International Money Express Inc.	85,262	1,947
*	WEX Inc.	7,636	1,814
	Universal Insurance Holdings Inc.	88,782	1,804
*	Assetmark Financial Holdings Inc.	48,464	1,716
	Federated Hermes Inc.	47,131	1,702
	Westamerica BanCorp	33,965	1,660
	XP Inc. Class A	63,008	1,617
*	AvidXchange Holdings Inc.	72,016	947
	Brightsphere Investment Group Inc.	39,048	892
	Brown & Brown Inc.	7,318	641
*	Hamilton Insurance Group Ltd. Class B	42,140	587
	Patria Investments Ltd. Class A	32,108	476

		Shares	Market Value ($000)
*	StoneX Group Inc.	2,898	204
	Esquire Financial Holdings Inc.	3,261	155
			120,738
Health Care (22.7%)
	STERIS plc	98,295	22,099
*	Merit Medical Systems Inc.	262,630	19,894
	Cooper Cos. Inc.	159,844	16,218
*	Doximity Inc. Class A	425,457	11,449
	Bio-Techne Corp.	154,550	10,879
*	Tandem Diabetes Care Inc.	301,533	10,677
*	QuidelOrtho Corp.	209,179	10,028
*	HealthEquity Inc.	110,789	9,044
*	Halozyme Therapeutics Inc.	215,537	8,768
	Teleflex Inc.	38,022	8,599
*	Neurocrine Biosciences Inc.	55,596	7,668
*	TransMedics Group Inc.	100,119	7,403
	Bruker Corp.	75,493	7,092
*	Sotera Health Co.	567,790	6,819
*	SpringWorks Therapeutics Inc.	127,658	6,283
*	Certara Inc.	340,537	6,089
*	Sarepta Therapeutics Inc.	45,395	5,877
*	Medpace Holdings Inc.	14,424	5,829
*	Arvinas Inc.	139,088	5,741
*	Veracyte Inc.	256,967	5,694
*	Shockwave Medical Inc.	16,773	5,462
*	Agios Pharmaceuticals Inc.	182,642	5,340
*	Exelixis Inc.	221,236	5,250
*	Legend Biotech Corp. ADR	92,519	5,189
	Chemed Corp.	7,181	4,610
*	Enanta Pharmaceuticals Inc.	253,365	4,424
*	Axogen Inc.	525,314	4,239
*	Align Technology Inc.	12,864	4,218
*	IQVIA Holdings Inc.	16,612	4,201
*	Ionis Pharmaceuticals Inc.	96,841	4,198
*	Option Care Health Inc.	121,051	4,060
*	Ironwood Pharmaceuticals Inc.	465,049	4,051
*	Nevro Corp.	273,342	3,947
*	PTC Therapeutics Inc.	133,433	3,882
*	Masimo Corp.	25,069	3,681
*	Tenet Healthcare Corp.	32,419	3,408
	Stevanato Group SpA	102,986	3,306
	HealthStream Inc.	118,376	3,156
*	Veeva Systems Inc. Class A	13,567	3,143
*	Inspire Medical Systems Inc.	13,945	2,995
*	Lantheus Holdings Inc.	46,695	2,906
*	Exact Sciences Corp.	40,659	2,808
*	Alkermes plc	100,506	2,721
*	Penumbra Inc.	12,069	2,693
*	Ultragenyx Pharmaceutical Inc.	56,912	2,657
*	Omnicell Inc.	90,456	2,644
*	Relay Therapeutics Inc.	297,327	2,468
*,1	Ventyx Biosciences Inc.	438,811	2,413
*	Charles River Laboratories International Inc.	8,839	2,395
*	PetIQ Inc.	126,070	2,305
*	ANI Pharmaceuticals Inc.	33,191	2,294
*	Natera Inc.	24,378	2,230
*	DaVita Inc.	15,931	2,199
*	Blueprint Medicines Corp.	22,634	2,147

		Shares	Market Value ($000)
*	ACADIA Pharmaceuticals Inc.	107,533	1,988
*	Jazz Pharmaceuticals plc	16,398	1,975
*	Addus HomeCare Corp.	18,091	1,869
*	Fate Therapeutics Inc.	252,637	1,854
	iRadimed Corp.	39,386	1,733
*	Sage Therapeutics Inc.	82,619	1,548
*	CorVel Corp.	5,411	1,423
*	Avantor Inc.	54,504	1,394
*	Deciphera Pharmaceuticals Inc.	83,511	1,314
*	Pennant Group Inc.	66,729	1,310
*	Travere Therapeutics Inc.	152,336	1,174
*	Beam Therapeutics Inc.	33,232	1,098
*	Mersana Therapeutics Inc.	240,451	1,077
*	Madrigal Pharmaceuticals Inc.	3,917	1,046
*	Health Catalyst Inc.	135,764	1,022
	Agenus Inc.	1,687,643	979
*	Vir Biotechnology Inc.	96,167	974
*	OptimizeRx Corp.	76,223	926
	Select Medical Holdings Corp.	29,076	877
*	Phreesia Inc.	35,230	843
*	Joint Corp.	61,701	806
*	AdaptHealth Corp.	69,569	801
*	Alector Inc.	130,178	784
	LeMaitre Vascular Inc.	11,165	741
*	Arrowhead Pharmaceuticals Inc.	25,591	732
*	Apellis Pharmaceuticals Inc.	12,230	719
*	Aclaris Therapeutics Inc.	577,162	716
*	Semler Scientific Inc.	24,335	711
*	Karyopharm Therapeutics Inc.	455,288	687
*	Surmodics Inc.	22,379	657
*	Puma Biotechnology Inc.	121,229	642
*	SI-BONE Inc.	38,825	636
*	Haemonetics Corp.	7,155	611
*,1	Novavax Inc.	112,232	536
*	Coherus Biosciences Inc.	223,627	534
*	AtriCure Inc.	17,158	522
*,1	Esperion Therapeutics Inc.	193,215	518
*	CytomX Therapeutics Inc.	235,814	514
*	BioCryst Pharmaceuticals Inc.	98,837	502
*	Cytokinetics Inc.	6,895	483
*	Viking Therapeutics Inc.	5,580	458
*	Sangamo Therapeutics Inc.	549,583	368
*	Intra-Cellular Therapies Inc.	5,044	349
*	Tactile Systems Technology Inc.	17,739	288
*	Affimed NV	53,893	286
*	Adaptive Biotechnologies Corp.	79,082	254
*	Organogenesis Holdings Inc.	76,370	217
*	ADMA Biologics Inc.	32,189	212
*	Precision BioSciences Inc.	15,405	209
*	Bridgebio Pharma Inc.	6,457	200
*	Viemed Healthcare Inc.	21,005	198
*	HilleVax Inc.	11,912	198
*	Rigel Pharmaceuticals Inc.	133,039	197
*	Rapt Therapeutics Inc.	21,346	192
*	Codexis Inc.	52,705	184
*	Cogent Biosciences Inc.	26,275	177
*	Voyager Therapeutics Inc.	17,869	166
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $1,125)	107,359	154

		Shares	Market Value ($000)
*	Hims & Hers Health Inc.	9,669	150
	Mei Pharma Inc.	36,960	148
*	Inmode Ltd.	6,564	142
*	Pediatrix Medical Group Inc.	13,360	134
*	CVRx Inc.	6,554	119
*	Cue Biopharma Inc.	48,489	92
*,1,3	Cartesian Therapeutics Inc.	414,811	75
*	Prothena Corp. plc	2,060	51
			354,284
Industrials (22.1%)
	RB Global Inc. (XTSE)	362,574	27,617
	Sensata Technologies Holding plc	639,934	23,511
	Matson Inc.	197,243	22,170
*	ACV Auctions Inc. Class A	1,139,606	21,390
*	Alight Inc. Class A	2,144,184	21,120
*	Cimpress plc	164,589	14,568
	Applied Industrial Technologies Inc.	66,166	13,071
*	Kirby Corp.	132,008	12,583
*	Generac Holdings Inc.	85,738	10,815
*	Middleby Corp.	47,146	7,581
	Toro Co.	81,533	7,471
	Curtiss-Wright Corp.	27,844	7,126
	EMCOR Group Inc.	19,416	6,799
	Comfort Systems USA Inc.	16,951	5,386
	Griffon Corp.	72,355	5,307
*	GMS Inc.	52,771	5,137
	Allison Transmission Holdings Inc.	62,710	5,090
*	Axon Enterprise Inc.	15,963	4,995
*	Core & Main Inc. Class A	86,488	4,951
	Watts Water Technologies Inc. Class A	22,376	4,756
	UFP Industries Inc.	38,571	4,745
*	American Airlines Group Inc.	308,220	4,731
*	WillScot Mobile Mini Holdings Corp.	101,052	4,699
*	Beacon Roofing Supply Inc.	47,040	4,611
*	Legalzoom.com Inc.	340,261	4,539
	Apogee Enterprises Inc.	74,120	4,388
	H&E Equipment Services Inc.	68,328	4,385
	Advanced Drainage Systems Inc.	22,830	3,932
	Heartland Express Inc.	327,184	3,907
	Atkore Inc.	19,778	3,765
	AGCO Corp.	30,019	3,693
	Booz Allen Hamilton Holding Corp.	22,245	3,302
	Herc Holdings Inc.	19,457	3,275
	Vertiv Holdings Co. Class A	39,734	3,245
*	ExlService Holdings Inc.	101,820	3,238
	Terex Corp.	48,586	3,129
*	Upwork Inc.	226,565	2,778
*	Lyft Inc. Class A	127,305	2,463
*	Sterling Infrastructure Inc.	22,116	2,440
	Maximus Inc.	27,792	2,332
	Graco Inc.	23,994	2,242
*	American Woodmark Corp.	21,713	2,207
*	Huron Consulting Group Inc.	21,158	2,044
*	JELD-WEN Holding Inc.	93,443	1,984
*	Gibraltar Industries Inc.	22,708	1,829
	EnerSys	18,745	1,771
*	ASGN Inc.	16,174	1,694
*	Franklin Covey Co.	42,461	1,667

		Shares	Market Value ($000)
*	Janus International Group Inc.	109,893	1,663
*	MRC Global Inc.	129,920	1,633
	Enerpac Tool Group Corp.	45,070	1,607
	Brink's Co.	16,030	1,481
*	Liquidity Services Inc.	77,593	1,443
	Hubbell Inc.	3,421	1,420
*	Masterbrand Inc.	69,496	1,302
	Boise Cascade Co.	8,237	1,263
	Heidrick & Struggles International Inc.	35,494	1,195
	CSG Systems International Inc.	20,180	1,040
	Alamo Group Inc.	4,259	972
*	Paylocity Holding Corp.	5,653	972
*	IES Holdings Inc.	6,958	846
	Marten Transport Ltd.	45,650	844
	Franklin Electric Co. Inc.	7,413	792
*	NEXTracker Inc. Class A	9,686	545
	Genpact Ltd.	15,791	520
	Barrett Business Services Inc.	3,912	496
	Avis Budget Group Inc.	3,807	466
	TTEC Holdings Inc.	44,912	466
	Preformed Line Products Co.	3,384	435
	Universal Logistics Holdings Inc.	8,444	311
	TriNet Group Inc.	2,332	309
*	Blue Bird Corp.	5,577	214
*	IBEX Holdings Ltd.	13,338	206
	Lincoln Electric Holdings Inc.	796	203
	ArcBest Corp.	1,220	174
*	Commercial Vehicle Group Inc.	23,208	149
	Matthews International Corp. Class A	3,941	122
	Hyster-Yale Materials Handling Inc.	1,722	111
	Forward Air Corp.	3,551	110
			343,789
Information Technology (18.3%)
*	Trimble Inc.	405,943	26,127
*	Super Micro Computer Inc.	16,975	17,145
*	Okta Inc.	155,480	16,266
*	Smartsheet Inc. Class A	394,757	15,198
*,1	GLOBALFOUNDRIES Inc.	282,386	14,715
*	Dynatrace Inc.	271,824	12,624
*	Tenable Holdings Inc.	213,724	10,564
*	Elastic NV	95,610	9,584
*	Manhattan Associates Inc.	35,833	8,967
*	Pure Storage Inc. Class A	141,595	7,362
*,1	MicroStrategy Inc. Class A	3,396	5,789
	Pegasystems Inc.	82,290	5,319
*	SMART Global Holdings Inc.	195,667	5,150
*	Nutanix Inc. Class A	81,472	5,028
*	N-Able Inc.	380,774	4,977
	Jabil Inc.	36,472	4,885
*	CommVault Systems Inc.	47,338	4,802
*	nCino Inc.	127,014	4,748
*	Cadence Design Systems Inc.	14,622	4,552
*	Wix.com Ltd.	32,832	4,514
*	Dropbox Inc. Class A	174,461	4,239
*	MaxLinear Inc.	213,401	3,984
*	Blackbaud Inc.	53,698	3,981
*	RingCentral Inc. Class A	113,542	3,944
*	BigCommerce Holdings Inc. Series 1	563,540	3,883

		Shares	Market Value ($000)
*	Axcelis Technologies Inc.	32,578	3,633
*	ON Semiconductor Corp.	48,436	3,562
*	8x8 Inc.	1,237,086	3,340
*	Blackline Inc.	47,079	3,040
*	Teradata Corp.	69,839	2,701
*	Rapid7 Inc.	53,384	2,618
*	Box Inc. Class A	90,808	2,572
*	UiPath Inc. Class A	113,289	2,568
*	PDF Solutions Inc.	75,808	2,552
*	Consensus Cloud Solutions Inc.	155,142	2,461
*	Infinera Corp.	399,673	2,410
*	Zuora Inc. Class A	262,958	2,398
*	Domo Inc. Class B	245,816	2,193
*	Q2 Holdings Inc.	40,306	2,119
*	Extreme Networks Inc.	180,863	2,087
*	Diodes Inc.	27,876	1,965
	Amkor Technology Inc.	58,400	1,883
*	Appian Corp. Class A	46,884	1,873
*	Itron Inc.	18,769	1,737
*	Gitlab Inc. Class A	28,940	1,688
*	FARO Technologies Inc.	69,984	1,505
*	DigitalOcean Holdings Inc.	39,311	1,501
*	Arlo Technologies Inc.	115,559	1,462
*	Yext Inc.	233,313	1,407
	Sapiens International Corp. NV	41,865	1,346
*	CommScope Holding Co. Inc.	933,507	1,223
*	Olo Inc. Class A	214,440	1,177
*	Credo Technology Group Holding Ltd.	54,939	1,164
*	Sanmina Corp.	18,441	1,147
*	Weave Communications Inc.	98,893	1,135
*	eGain Corp.	174,153	1,123
*	AppLovin Corp. Class A	16,091	1,114
*	Turtle Beach Corp.	49,295	850
*	Marathon Digital Holdings Inc.	37,132	838
*	ACM Research Inc. Class A	28,559	832
*	HashiCorp Inc. Class A	29,579	797
*	Rambus Inc.	11,976	740
*	OneSpan Inc.	60,890	708
*	Fabrinet	3,694	698
*	FormFactor Inc.	15,008	685
*	LivePerson Inc.	543,619	542
*,1	SoundHound AI Inc. Class A	83,462	492
*	ePlus Inc.	6,008	472
*	inTEST Corp.	35,304	468
*	Ultra Clean Holdings Inc.	9,969	458
*,1	Maxeon Solar Technologies Ltd.	122,587	408
*	Cambium Networks Corp.	91,286	393
*	Squarespace Inc. Class A	10,442	381
*	CS Disco Inc.	44,199	359
*	CEVA Inc.	13,427	305
*	Brightcove Inc.	155,847	302
*	SkyWater Technology Inc.	24,161	246
*	Alpha & Omega Semiconductor Ltd.	10,902	240
	A10 Networks Inc.	13,835	189
*	Kaltura Inc.	130,995	177
*	Confluent Inc. Class A	5,624	172
	Bel Fuse Inc. Class B	2,756	166
*	CPI Card Group Inc.	8,930	160

		Shares	Market Value ($000)
*	Kimball Electronics Inc.	5,992	130
*	Upland Software Inc.	37,477	116
*	Freshworks Inc. Class A	6,383	116
			285,491
Materials (2.7%)
	Graphic Packaging Holding Co.	426,815	12,454
	Eagle Materials Inc.	25,507	6,932
*	Axalta Coating Systems Ltd.	116,235	3,997
	Ryerson Holding Corp.	86,707	2,905
	Myers Industries Inc.	123,918	2,871
	Innospec Inc.	18,709	2,412
*	Constellium SE	86,612	1,915
*	O-I Glass Inc.	97,715	1,621
	Orion SA	53,295	1,253
	United States Lime & Minerals Inc.	3,422	1,020
	Hawkins Inc.	12,135	932
	Materion Corp.	6,935	914
	RPM International Inc.	5,596	666
	Ardagh Metal Packaging SA	168,358	577
*	Core Molding Technologies Inc.	29,356	556
	Warrior Met Coal Inc.	8,147	495
	Berry Global Group Inc.	5,918	358
	Koppers Holdings Inc.	5,786	319
*	Ecovyst Inc.	16,576	185
	Kaiser Aluminum Corp.	2,002	179
			42,561
Real Estate (0.8%)
	Ryman Hospitality Properties Inc.	48,277	5,581
	Tanger Inc.	57,986	1,713
	Universal Health Realty Income Trust	35,371	1,299
*	Redfin Corp.	191,293	1,272
	Lamar Advertising Co. Class A	10,299	1,230
*	Opendoor Technologies Inc.	261,491	792
	RMR Group Inc. Class A	25,178	604
*	Zillow Group Inc. Class C	6,865	335
			12,826
Utilities (0.7%)
	Vistra Corp.	103,973	7,242
	New Jersey Resources Corp.	68,461	2,938
*	Pure Cycle Corp.	15,719	149
			10,329
Total Common Stocks (Cost $1,416,122)			1,483,195

		Shares	Market Value ($000)
Temporary Cash Investments (5.8%)
Money Market Fund (5.8%)
[4,5]	Vanguard Market Liquidity Fund, 5.407% (Cost $91,000)	910,078	90,990
Total Investments (100.9%) (Cost $1,507,122)			1,574,185
Other Assets and Liabilities—Net (-0.9%)			(14,674)
Net Assets (100%)			1,559,511
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,443,000.
2	Restricted securities totaling $154,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $17,441,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	376	40,343	713
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,482,966	154	75	1,483,195
Temporary Cash Investments	90,990	—	—	90,990
Total	1,573,956	154	75	1,574,185
Derivative Financial Instruments
Assets
Futures Contracts[1]	713	—	—	713
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.